Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2016
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
JNL/MELLON CAPITAL S&P SMID 60 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Please note that the changes apply to your variable annuity and/or variable life product(s).
Risk [Heading]	rr_RiskHeading	In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital S&P® SMid 60 Fund, please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.